UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Municipal Opportunity Trust
NYSE:
VMO

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

22	Financial Statements

26	Financial Highlights

27	Notes to Financial Statements

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24
Trust at NAV	2.73%
Trust at Market Value	7.82
S&P Municipal Bond Index ▼ (Broad Market Index)	1.94
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.61
Market Price Discount to NAV as of 8/31/24	-8.55

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
  The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
  The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
  The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Municipal Opportunity Trust

Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–154.16% (a)
Alabama–1.97%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$285,673

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,805	1,957,497

Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,290	1,402,913

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505) (c)(d)	5.50%	01/01/2043	1,600	896,000

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	5,188,326

Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB (b)	4.00%	12/01/2031	1,890	1,894,251

Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,790	1,939,444

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,061,745

				14,625,849

Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	486,777

Arizona–3.33%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	112	108,397

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	1,520	1,524,894

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	486,109

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2050	680	663,433

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,070,886

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,370,533

Series 2017, Ref. RB	5.00%	11/15/2045	1,125	964,461

Goodyear (City of), AZ; Series 2020, RB (INS - AGM) (f)	4.00%	07/01/2045	750	744,039

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	280	282,337

Mesa (City of), AZ; Series 2022 A, RB (INS - BAM) (f)	5.00%	07/01/2046	3,805	4,123,851

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	455	444,923

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,504,914

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	4,295	4,722,951

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,068,768

Series 2007, RB	5.00%	12/01/2037	3,255	3,610,043

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,016,636

				24,707,175

Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	694,331

California–14.87%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,050	944,813

California (State of);
Series 2020, GO Bonds (INS - BAM) (f)	3.00%	11/01/2050	2,105	1,726,095

Series 2023, GO Bonds (h)	5.25%	09/01/2053	4,290	4,821,478

California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB (b)	5.00%	04/01/2032	3,215	3,483,237

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	13,950	1,429,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$35,839

Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	2,115	417,274

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	5,580	6,009,384

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	5,025,775

California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,540

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,129	5,214,163

Series 2023-1, RB	4.38%	09/20/2036	1,061	1,120,772

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	220	220,877

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,789,570

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (i)	5.00%	12/31/2036	2,115	2,185,402

Series 2018 A, RB (i)	5.00%	12/31/2047	2,550	2,583,634

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (e)	5.00%	08/01/2039	320	289,909

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (e)(i)	5.00%	07/01/2027	960	965,741

Series 2012, RB (e)(i)	5.00%	07/01/2030	275	276,563

Series 2012, RB (e)(i)	5.00%	07/01/2037	2,875	2,883,229

Series 2012, RB (e)(i)	5.00%	11/21/2045	3,365	3,370,892

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,289,647

California State University; Series 2019 A, RB (h)	5.00%	11/01/2049	2,695	2,869,020

Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,938,971

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	1,055	817,214

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB (e)	4.00%	08/01/2056	630	567,056

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	525	525,067

Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	1,093,745

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	1,955	228,299

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB (i)	5.50%	05/15/2036	2,225	2,528,099

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB (i)	5.00%	05/15/2036	1,700	1,802,447

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB (h)	5.00%	07/01/2050	2,965	3,185,620

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM) (f)	5.00%	08/01/2050	1,575	1,668,890

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	966,552

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,550	2,547,424

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.13%	08/01/2050	5,000	5,023,012

Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	49,236

Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM) (f)	4.13%	08/01/2045	2,000	2,016,942

Regents of the University of California Medical Center;
Series 2022 P, RB (h)(k)	4.00%	05/15/2053	6,915	6,886,917

Series 2022 P, RB	3.50%	05/15/2054	2,570	2,372,836

Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (f)	4.00%	08/01/2048	1,565	1,547,449

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,567,790

Series 2021 A, RB	5.00%	07/01/2056	2,545	2,728,117

Series 2023 B, RB (i)	5.00%	07/01/2048	3,230	3,424,888

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB (i)	5.00%	05/01/2038	860	905,307

Series 2019 E, RB (i)	5.00%	05/01/2050	2,980	3,055,272

Series 2021 A, Ref. RB (i)	5.00%	05/01/2036	775	839,170

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	4,410	1,726,427

Southern California Public Power Authority (Clean Energy); Series 2024 A, RB (b)	5.00%	09/01/2030	1,745	1,879,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL) (f)(g)	0.00%	08/01/2025	$1,485	$1,446,680

Series 2005, GO Bonds (INS - NATL) (f)(g)	0.00%	08/01/2026	1,350	1,278,913

West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC) (f)	5.00%	09/01/2026	910	940,673

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	4,650	3,662,576

				110,177,981

Colorado–6.38%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	4.50%	12/01/2058	3,040	3,038,197

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	590,222

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	1,003,161

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,243,400

Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	790	867,847

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (e)	5.00%	12/01/2047	2,140	2,063,646

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	805,371

Series 2022, RB	6.50%	12/01/2053	725	750,860

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	908,015

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,245,304

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,844,033

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,971,876

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	260	249,957

Series 2007 A, RB	5.30%	07/01/2037	100	83,660

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,171,361

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,037

Denver (City & County of), CO;
Series 2018 A, Ref. RB (i)	5.00%	12/01/2048	2,230	2,283,307

Series 2018 A, Ref. RB (i)	5.25%	12/01/2048	2,085	2,159,729

Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,675	1,124,677

Series 2022 A, RB (i)	5.00%	11/15/2036	1,200	1,308,041

Series 2022 A, RB (i)	5.00%	11/15/2047	3,170	3,326,698

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	569	521,977

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	898,779

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,295,408

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	993	906,108

Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	5.00%	12/01/2053	735	776,523

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	997,762

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	817,211

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	411,913

Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,645,469

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	740,752

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	879,318

White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	671,111

Series 2023, GO Bonds	8.00%	12/15/2035	830	830,024

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	481,176

Series 2021 A-2, RB (j)	4.50%	12/01/2041	2,610	1,856,118

				47,261,048

District of Columbia–3.68%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	2,125	2,315,402

Series 2023 A, RB	5.25%	05/01/2048	3,165	3,536,735

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	824,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB (l)	2.70%	10/01/2054	$1,600	$1,600,000

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	4,152,066

Metropolitan Washington Airports Authority;
Series 2017, Ref. RB (i)	5.00%	10/01/2042	3,385	3,469,003

Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,003,403

Series 2021 A, Ref. RB (i)	4.00%	10/01/2041	3,000	2,944,688

Series 2023 A, Ref. RB (i)	5.25%	10/01/2042	1,665	1,811,971

Series 2023 A, Ref. RB (i)	5.25%	10/01/2043	1,470	1,593,939

Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,780	3,049,389

				27,301,533

Florida–13.17%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (c)(d)(e)	5.00%	11/15/2061	1,075	758,092

Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000) (c)(d)(e)	6.50%	11/15/2033	100	85,750

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	588,943

Broward (County of), FL;
Series 2019 A, RB (i)	4.00%	10/01/2049	955	892,796

Series 2019 A, RB (i)	5.00%	10/01/2049	1,325	1,360,614

Series 2022, RB	5.00%	01/01/2047	2,145	2,316,300

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	3,085,026

Broward County FL Water & Sewer Utility Revenue; Series 2024, RB (h)	4.00%	10/01/2047	7,340	7,177,898

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	1,580	1,782,985

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,202,074) (c)(d)(e)	7.75%	05/15/2035	1,230	33,221

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,770	1,821,039

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,569,028

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (b)(e)(i)	12.00%	07/15/2028	975	1,040,817

Series 2024, Ref. RB (i)	5.00%	07/01/2041	2,500	2,561,392

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.00%	07/01/2044	3,200	3,367,733

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2047	1,300	1,374,365

Series 2024, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2053	1,075	1,133,897

Series 2024, Ref. RB (i)	5.50%	07/01/2053	1,100	1,141,415

Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,900	2,143,573

Series 2024, RB (h)	5.50%	09/01/2053	3,200	3,610,228

Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,306,921

Greater Orlando Aviation Authority; Series 2017 A, RB (i)	5.00%	10/01/2052	1,715	1,739,628

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,198,249

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (i)	5.00%	10/01/2048	3,220	3,294,305

Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	4,235	4,722,190

Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	3,170	3,543,309

JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	2,110	2,330,577

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	809,696

Series 2020 A, Ref. RB	5.75%	08/15/2050	360	350,065

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,278,012

Lee (County of), FL;
Series 2021 B, RB (i)	5.00%	10/01/2034	1,315	1,421,448

Series 2022, RB	5.25%	08/01/2049	2,125	2,289,785

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM) (f)	5.00%	03/15/2052	2,530	2,703,327

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,475,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	$3,975	$3,825,247

Series 2022 A, Ref. RB (i)	5.25%	10/01/2052	645	686,166

Series 2023 A, Ref. RB (i)	5.00%	10/01/2047	2,720	2,907,968

Subseries 2021 A-2, Ref. RB (INS - AGM) (f)	4.00%	10/01/2049	3,200	3,128,652

Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM) (f)	5.00%	07/01/2035	720	720,633

Series 2010 A, RB	5.00%	07/01/2040	6,720	6,724,004

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,970	3,199,023

Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	570	139,747

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	3,940	916,199

Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	485	106,948

Reunion East Community Development District; Series 2005, RB (c)(m)	5.80%	05/01/2036	197	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,599,154

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	1,010,475

Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	965	443,740

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,000,983

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,700,647

Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	7,225	2,190,218

				97,608,105

Georgia–2.44%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB (h)(k)	4.00%	07/01/2044	4,230	4,229,846

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,496,752

DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,001,877

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,450,013

Main Street Natural Gas, Inc.;
Series 2021 C, RB (b)	4.00%	12/01/2028	1,575	1,594,325

Series 2022 C, RB (b)(e)	4.00%	11/01/2027	1,605	1,582,731

Series 2023 B, RB (b)	5.00%	03/01/2030	2,360	2,516,381

Series 2024 A, RB (b)	5.00%	09/01/2031	2,145	2,318,662

Series 2024 C, RB (b)	5.00%	12/01/2031	1,800	1,926,910

				18,117,497

Hawaii–1.32%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2041	4,850	5,382,385

Series 2024, RB	5.50%	07/01/2052	3,095	3,429,841

Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,154

				9,813,380

Idaho–0.53%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	413,750

Series 2017 A, Ref. RB	5.25%	11/15/2037	625	552,859

Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	2,185	2,405,267

Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	532,249

				3,904,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–5.60%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$1,325	$1,329,748

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	536,201

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	425,722

Series 2014, RB	5.00%	11/01/2039	1,085	1,086,303

Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,328,692

Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (i)	5.00%	01/01/2030	4,320	4,321,750

Series 2017 D, RB	5.00%	01/01/2052	1,865	1,898,732

Series 2024 A, RB (i)	5.50%	01/01/2053	1,715	1,873,641

Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	914,876

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	1,000,102

Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM) (f)	4.00%	01/01/2041	1,485	1,488,360

Series 2020 D, GO Bonds (INS - BAM) (f)	4.00%	01/01/2039	1,320	1,332,231

Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,652,009

Series 2014, GO Bonds	5.00%	05/01/2035	540	540,553

Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,541,538

Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,368,280

Series 2017 C, GO Bonds	5.00%	11/01/2029	335	355,343

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,966,224

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,665,006

Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,258,071

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (i)	8.00%	06/01/2032	460	460,581

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $78,201) (d)	5.00%	11/01/2040	75	48,661

Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255) (d)	5.00%	11/01/2049	1,550	1,005,046

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,363,154

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,142	624,371

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	973,423

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,674

Series 2017, Ref. RB	5.25%	02/15/2037	250	254,239

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM) (f)(j)	4.70%	12/15/2037	1,500	1,165,300

Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM) (f)	5.25%	06/15/2031	1,530	1,537,700

				41,473,531

Indiana–1.65%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	3,165	3,580,874

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	3,054,404

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	171,579

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB (i)	5.75%	08/01/2042	305	305,199

Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,002,370

Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,185	2,342,077

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(i)	4.40%	06/10/2031	785	802,837

				12,259,340

Iowa–1.26%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	607,031

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,673,887

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(o)	5.00%	12/01/2032	3,480	4,047,335

Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,023,497

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	363,593

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	195	195,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)
PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	$1,380	$1,409,847

				9,320,867

Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,482,887

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	801,038

				2,283,925

Kentucky–2.22%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(i)	4.70%	01/01/2052	850	837,082

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM) (f)	5.00%	12/01/2047	665	665,173

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,418,314

Series 2015 A, RB	5.00%	07/01/2040	1,250	1,254,177

Series 2015 A, RB	5.00%	01/01/2045	1,695	1,697,837

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,632,547

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	2,145	2,353,463

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	6,075	6,575,554

				16,434,147

Louisiana–1.43%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	1,055	987,602

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB (i)	5.50%	09/01/2054	1,060	1,150,781

Series 2024, RB (i)	5.50%	09/01/2059	2,120	2,290,907

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(o)	5.50%	05/15/2026	2,000	2,094,704

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	3,395	3,401,049

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM) (f)	5.00%	10/01/2048	625	644,566

				10,569,609

Maryland–1.17%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	488,550

Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	943,456

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,326,736

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	884,775

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (i)	5.25%	06/30/2052	1,185	1,237,125

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB (i)	5.00%	11/12/2028	500	511,745

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,155,417

Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (l)	2.70%	06/01/2027	2,115	2,115,000

				8,662,804

Massachusetts–2.06%
Massachusetts (Commonwealth of); Series 2024, RB (h)	5.00%	06/01/2053	5,835	6,363,442

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,680	1,805,748

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	2,020,309

Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	3,165	3,398,238

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (e)	5.00%	07/15/2034	275	287,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (i)	5.00%	07/01/2046	$1,345	$1,411,453

				15,286,375

Michigan–4.51%
Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	240,674

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	869,366

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (b)(o)	5.00%	09/25/2024	2,650	2,652,883

Lansing (City of), MI; Series 2024, RB (h)	5.25%	07/01/2054	4,645	5,135,396

Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,924,941

Series 2024, RB (h)	5.50%	11/15/2049	3,965	4,516,107

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB (h)	5.00%	04/15/2041	3,650	3,748,860

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	207,068

Series 2020, Ref. RB	5.00%	06/01/2045	620	589,971

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB (h)(k)(o)	5.00%	12/01/2046	4,935	5,043,748

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	2,480	2,610,024

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(i)	4.00%	10/01/2026	2,885	2,895,207

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB (i)	5.00%	06/30/2030	910	956,438

				33,390,683

Minnesota–0.96%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	351,314

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	453,981

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	775,394

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB (i)	5.25%	01/01/2049	2,125	2,301,971

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,145	2,344,898

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	517,453

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	395,977

				7,140,988

Mississippi–0.21%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,568,848

Missouri–2.10%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,377,758

Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,384,774

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (i)	5.00%	03/01/2046	5,985	6,129,910

Series 2019 B, RB (INS - AGM) (f)(i)	5.00%	03/01/2049	1,270	1,296,990

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	560,740

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	429,922

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,371,275

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	975	983,599

				15,534,968

Nebraska–1.78%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	5,260,907

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	1,075	1,129,751

Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,400,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM) (f)	4.00%	02/01/2051	$2,605	$2,535,449

Series 2022, RB (h)(k)	5.25%	02/01/2052	2,640	2,882,280

				13,209,267

Nevada–0.99%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (h)	5.00%	07/01/2053	6,745	7,329,137

New Hampshire–0.91%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	378	382,227

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,066	2,104,097

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,488,145

New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,404,908

Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,355,578

				6,734,955

New Jersey–3.40%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	495	495,471

Series 2012, RB (i)	5.75%	09/15/2027	400	400,522

New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2036	750	765,592

Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	1,003,668

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (i)	5.50%	01/01/2027	1,200	1,201,602

Series 2013, RB (i)	5.00%	01/01/2028	1,000	1,000,891

Series 2013, RB (i)	5.38%	01/01/2043	1,320	1,321,043

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,733,198

New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN (h)(k)	5.00%	06/15/2029	2,015	2,083,157

Series 2018 A, RN (h)(k)	5.00%	06/15/2030	940	969,724

Series 2018 A, RN (h)(k)	5.00%	06/15/2031	955	983,103

Series 2022, RB	5.25%	06/15/2046	1,815	1,988,526

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,811,519

Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,197,732

Series 2018 B, Ref. RB	5.00%	06/01/2046	2,195	2,215,710

				25,171,458

New York–21.94%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(p)	5.25%	12/31/2033	520	486,405

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,213,615

Metropolitan Transportation Authority; Series 2005 D-1, Ref. VRD RB (LOC - Truist Bank) (l)(p)	2.45%	11/01/2035	4,000	4,000,000

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,561,495

Series 2020 A-1, RB (INS - AGM) (f)	4.00%	11/15/2041	1,480	1,484,064

Series 2020 A-1, RB (INS - BAM) (f)	4.00%	11/15/2053	500	484,303

Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,782,523

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,299,761) (c)(d)	5.00%	01/01/2058	2,730	817,503

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,468,265) (c)(d)(e)	9.00%	01/01/2041	1,345	1,345,000

New York & New Jersey (States of) Port Authority;
Series 2020 221, RB (i)	4.00%	07/15/2060	2,975	2,739,552

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,178,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	$3,125	$3,351,357

Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,363,407

Subseries 2017 B-5, VRD GO Bonds (l)	2.70%	10/01/2046	1,160	1,160,000

Subseries 2022 D-1, GO Bonds (h)	5.25%	05/01/2039	4,680	5,294,700

Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,915	2,115,404

New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,087,551

Series 2020 BB-1, RB	5.00%	06/15/2050	4,115	4,382,943

Series 2020, Ref. RB	5.00%	06/15/2050	2,075	2,210,111

New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,816,899

Series 2023 F-1, RB	4.00%	02/01/2051	3,230	3,156,830

Series 2024 B, RB	4.38%	05/01/2053	2,790	2,835,084

New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,685,187

Series 2018 E, RB (h)	5.00%	03/15/2046	7,240	7,595,007

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC) (f)	5.50%	05/15/2028	600	660,136

Series 2005 A, RB (INS - AMBAC) (f)	5.50%	05/15/2029	505	568,193

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,526,663

New York (State of) Power Authority; Series 2020 A, RB (h)	4.00%	11/15/2045	4,640	4,623,525

New York (State of) Power Authority (Green Bonds); Series 2020, RB (h)	4.00%	11/15/2055	5,315	5,237,262

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM) (f)	5.00%	11/15/2053	2,215	2,447,196

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,640,522

Series 2019 B, RB (INS - AGM) (f)(h)(k)	4.00%	01/01/2050	3,300	3,250,052

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	3,101,722

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,629,007

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	332,832

Series 2010 A, RB (e)	6.25%	06/01/2041	1,500	1,500,216

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,102,322

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	7,280	7,286,094

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,199,227

New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,840,990

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB (i)	5.25%	08/01/2031	585	623,128

Series 2020, Ref. RB (i)	5.38%	08/01/2036	1,205	1,285,770

Series 2023, RB (i)	5.38%	06/30/2060	2,755	2,874,886

Series 2024, RB (INS - AGM) (f)(i)	5.25%	06/30/2060	2,225	2,361,431

Series 2024, RB (i)	5.50%	06/30/2060	2,035	2,169,055

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (i)	5.00%	08/01/2026	920	921,398

Series 2016, Ref. RB (i)	5.00%	08/01/2031	2,690	2,693,027

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (i)	5.00%	01/01/2033	2,670	2,756,528

Series 2018, RB (i)	5.00%	01/01/2034	2,560	2,641,006

Series 2018, RB (i)	5.00%	01/01/2036	2,145	2,205,719

Series 2020, RB (i)	5.00%	10/01/2040	2,535	2,620,288

Series 2020, RB (i)	4.38%	10/01/2045	1,485	1,430,457

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (i)	5.00%	07/01/2046	5,075	5,074,802

Series 2016 A, RB (i)	5.25%	01/01/2050	3,250	3,249,960

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (i)	5.00%	12/01/2036	1,255	1,349,900

Series 2022, RB (i)	5.00%	12/01/2038	1,040	1,109,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	$2,195	$2,224,183

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	1,016,899

Series 2021 A, RB	5.00%	11/15/2056	1,690	1,795,202

Series 2022, RB (h)	5.00%	05/15/2051	7,225	7,699,122

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,376,216

				162,571,945

North Carolina–0.37%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,235	1,280,725

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM) (f)(g)	0.00%	01/01/2051	5,090	1,460,914

				2,741,639

North Dakota–0.68%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,975	2,912,021

Series 2017 C, RB	5.00%	06/01/2053	2,215	2,131,974

				5,043,995

Ohio–4.21%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,090,278

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,055	4,612,481

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,105	10,223,337

Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	10,895	989,980

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB (e)	6.50%	01/01/2034	1,410	1,411,088

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (i)	5.38%	09/15/2027	1,020	1,020,464

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	710	720,171

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,508,605

Series 2017, Ref. RB	5.50%	02/15/2052	1,070	1,093,687

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,461,513

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,872,646

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,425,312) (c)(d)(e)	6.00%	04/01/2038	1,454	101,783

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,154,751

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,953,093

				31,213,877

Oklahoma–1.70%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM) (f)(g)	0.00%	02/01/2031	1,000	797,048

Series 2002, RB (INS - AGM) (f)(g)	0.00%	02/01/2034	3,970	2,795,071

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,953,604

Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,500	1,654,905

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	1,115,386

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (i)	5.50%	06/01/2035	430	430,709

Series 2001 C, Ref. RB (i)	5.50%	12/01/2035	815	816,321

				12,563,044

Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	1,059	1,118,802

Oregon–1.25%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	636,887

Oregon (State of); Series 2019, GO Bonds (h)(k)	5.00%	08/01/2044	4,240	4,510,336

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (i)	5.50%	07/01/2053	1,815	1,979,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB (i)	5.00%	07/01/2052	$2,040	$2,125,142

				9,252,295

Pennsylvania–3.67%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM) (f)(i)	5.50%	01/01/2048	1,740	1,913,508

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	1,000,717

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(g)	0.00%	10/01/2036	850	516,918

Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	678,567

Series 2021, RB	5.00%	11/01/2051	865	894,462

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (i)	5.25%	06/30/2053	2,565	2,693,582

Series 2022, RB (INS - AGM) (f)(i)	5.00%	12/31/2057	1,285	1,339,652

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	665,576

Series 2023 A-2, RB	4.00%	05/15/2048	695	664,160

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,292,626

Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,682,219

Series 2019 A, RB	5.00%	12/01/2049	275	289,901

Series 2020 B, RB	5.00%	12/01/2050	760	806,395

Series 2021 A, RB	4.00%	12/01/2050	1,575	1,483,664

Series 2024 C, RB	5.25%	12/01/2054	1,900	2,105,815

Philadelphia (City of), PA; Series 2017 B, Ref. RB (i)	5.00%	07/01/2042	3,955	4,026,489

Series 2017 B, Ref. RB (i)	5.00%	07/01/2047	1,310	1,325,811

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,309,868

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	500	501,842

				27,191,772

Puerto Rico–5.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,235	3,251,723

Series 2002, RB	5.63%	05/15/2043	1,890	1,911,947

Series 2005 A, RB (g)	0.00%	05/15/2050	7,500	1,449,105

Series 2005 B, RB (g)	0.00%	05/15/2055	3,240	364,041

Series 2008 A, RB (g)	0.00%	05/15/2057	24,030	1,653,961

Series 2008 B, RB (g)	0.00%	05/15/2057	31,765	1,973,623

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,552,016

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,584,098

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,222,914

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	731,855

Subseries 2022, RN (g)	0.00%	11/01/2043	950	601,987

Subseries 2022, RN (g)	0.00%	11/01/2051	1,796	1,151,920

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $574,050) (INS - NATL) (d)(f)	5.25%	07/01/2032	570	563,355

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $941,007) (INS - NATL) (d)(f)	5.25%	07/01/2033	930	919,877

Series 2007 VV, Ref. RB (Acquired 07/19/2018-04/24/2020; Cost $3,099,371) (INS - NATL) (d)(f)	5.25%	07/01/2035	3,045	2,994,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	$570	$512,727

Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,890	1,575,099

Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,685	1,894,434

Series 2018 A-1, RB (g)	0.00%	07/01/2046	10,495	3,538,846

Series 2018 A-1, RB (g)	0.00%	07/01/2051	13,770	3,379,327

Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,337,336

Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,737,051

Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,542,827

Series 2019 A-2, RB	4.78%	07/01/2058	1,075	1,063,723

				40,508,012

Rhode Island–0.49%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,008,514

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,637,634

				3,646,148

South Carolina–1.01%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	2,525	2,728,589

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	820	812,120

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	645	724,426

Series 2024, RB	5.50%	11/01/2054	1,075	1,200,085

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM) (f)	5.00%	12/01/2040	1,800	2,018,406

				7,483,626

South Dakota–1.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,637,839

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,782,833

South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,421,711

Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,461,715

				8,304,098

Tennessee–3.97%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,634,207

Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,325	1,430,257

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,371,594

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,602,610

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (h)	6.00%	12/01/2054	3,730	4,306,793

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,924,806

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (i)	5.00%	07/01/2043	1,560	1,596,031

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (i)	5.00%	07/01/2054	1,210	1,240,446

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,633,803

Shelby (County of), TN Health, Educational & Housing Facilities Board; Series 2008, VRD RB (INS - AGM) (f)(l)	2.45%	06/01/2042	4,000	4,000,000

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	3,190	3,398,235

Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,244,932

				29,383,714

Texas–15.63%
Austin (City of), TX; Series 2022, RB (i)	5.25%	11/15/2047	1,500	1,610,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	$1,440	$1,428,588

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,293,900

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,485,956

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,163,120

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,277,520

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,124,660

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,250,439

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,810,653

Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	1,700	1,702,307

Series 2023, RB (INS - AGM) (f)	4.25%	10/01/2053	1,815	1,783,855

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,570,354

Houston (City of), TX;
Series 2021 A, RB (i)	4.00%	07/01/2036	1,250	1,239,013

Series 2023 A, Ref. RB (INS - AGM) (f)(i)	5.25%	07/01/2048	2,195	2,350,861

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (i)	4.00%	07/01/2041	740	717,113

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (i)	5.00%	07/15/2028	625	644,260

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,760,933

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,257,917

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,491,592

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,653,128

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(i)	4.63%	10/01/2031	3,925	3,930,639

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB (c)	5.00%	07/01/2047	1,000	658,126

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	52,088

Series 2021, RB	2.00%	11/15/2061	1,780	671,671

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	733,353

Series 2016, Ref. RB	5.00%	07/01/2046	1,045	850,893

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM) (f)	5.00%	04/01/2046	1,100	1,100,068

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,864,744

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	1,280	1,088,253

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	631,877

Series 2017, Ref. RB	5.00%	01/01/2047	790	780,523

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	263,906

Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,727,120

Series 2020, RB	5.25%	10/01/2055	2,860	2,626,854

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,947,081

North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGC) (f)(g)	0.00%	01/01/2028	4,100	3,703,682

Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,095	2,301,496

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,900	4,317,646

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM) (f)	5.00%	10/01/2032	485	485,374

Series 2011, RB (INS - AGM) (f)	5.00%	10/01/2037	525	517,931

Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	1,027,428

Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,879,080

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,180	3,188,494

Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,934,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198) (c)(d)	5.75%	02/15/2025	$270	$148,500

Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129) (c)(d)	6.38%	02/15/2048	2,460	1,353,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	102,207

Series 2020, Ref. RB	6.75%	11/15/2051	105	99,604

Series 2020, Ref. RB	6.88%	11/15/2055	105	100,018

Texas (State of) Transportation Commission; Series 2019, RB (g)	0.00%	08/01/2044	3,500	1,346,820

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (b)(g)(o)	0.00%	11/04/2024	4,405	2,635,219

Series 2015 B, Ref. RB (b)(g)(o)	0.00%	11/04/2024	1,490	851,607

Series 2015 C, Ref. RB (b)(o)	5.00%	11/04/2024	3,065	3,074,288

Texas (State of) Water Development Board;
Series 2022, RB (h)	5.00%	10/15/2047	4,260	4,625,563

Series 2023 A, RB	4.88%	10/15/2048	3,170	3,398,798

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,815	1,753,530

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,145	3,253,348

Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (i)	5.50%	06/30/2040	2,000	2,169,961

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,003

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	3,150	3,003,813

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	4,270	3,985,220

Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund) (h)	5.25%	08/15/2054	4,525	4,995,983

				115,806,988

Utah–2.01%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	425,501

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	421,488

Salt Lake City (City of), UT;
Series 2018 A, RB (i)	5.00%	07/01/2048	1,890	1,934,449

Series 2021 A, RB (i)	5.00%	07/01/2046	1,055	1,101,387

Series 2023 A, RB (i)	5.50%	07/01/2053	3,695	4,042,150

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,442,838

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,037,906

Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	2,000	2,054,156

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,455,907

				14,915,782

Virginia–3.33%
Chesapeake (City of), VA Expressway; Series 2012 A, RB (b)(o)	5.00%	10/11/2024	3,230	3,236,091

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,633,178

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM) (f)	5.25%	07/01/2048	1,695	1,861,687

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	430	430,701

Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB (b)	5.50%	09/01/2035	190	189,460

Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,052,046

Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,539,367

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB (i)	5.00%	01/01/2037	1,025	1,090,147

Series 2022, Ref. RB (i)	4.00%	07/01/2040	2,050	1,976,520

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (i)	5.00%	12/31/2047	720	754,514

Series 2022, Ref. RB (i)	5.00%	12/31/2057	2,065	2,141,290

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (i)	5.00%	12/31/2049	1,480	1,504,438

Series 2017, RB (i)	5.00%	12/31/2056	5,170	5,238,904

				24,648,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–3.14%
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	$1,680	$1,744,729

Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	3,165	3,397,995

Tacoma (City of), WA; Series 2023, RB (h)	4.00%	12/01/2047	3,515	3,471,663

Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC) (f)(g)	0.00%	12/01/2029	2,120	1,813,570

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	2,380	2,638,464

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,498,120

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,474,738

Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,905,586

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	550	515,256

Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	455	414,360

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,508	1,432,548

				23,307,029

West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	1,050	1,132,500

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,254,030

				3,386,530

Wisconsin–4.97%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2050	8,300	2,490,148

Series 2020 D, RB (INS - AGM) (f)(g)	0.00%	12/15/2060	37,270	6,826,992

Series 2022, RB (e)	5.25%	12/15/2061	2,170	2,210,123

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	3,289,197

Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB (e)	5.00%	08/01/2027	1,250	1,284,168

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,127,251

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,070	940,241

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,857,488

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,001,307

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,585	1,649,131

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)(e)	6.75%	08/01/2031	1,155	1,016,400

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (e)	6.13%	02/01/2050	530	509,857

Series 2022 A, RB (e)	6.13%	02/01/2050	575	553,146

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	792,272

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	835	375,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	2,120	2,169,015

Series 2018 A, RB	5.35%	12/01/2045	2,120	2,151,266

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	1,450	1,455,010

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,123,999

				36,822,761

Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM) (f)	4.00%	06/01/2044	1,350	1,322,097

Total Municipal Obligations (Cost $1,128,340,591)				1,142,301,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Opportunity Trust

	Shares	Value

Exchange-Traded Funds–0.11%
Invesco Municipal Strategic Income ETF (Cost $821,786) (q)	16,131	$828,727

TOTAL INVESTMENTS IN SECURITIES (r) –154.27% (Cost $1,129,162,377)		1,143,129,927

FLOATING RATE NOTE OBLIGATIONS–(11.55)%
Notes with interest and fee rates ranging from 3.46% to 3.72% at 08/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055 (See Note 1J) (s)		(85,610,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.15)%		(312,343,717)

OTHER ASSETS LESS LIABILITIES–(0.57)%		(4,181,711)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$740,994,499

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $7,213,377, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $11,070,008, which represented 1.49% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $57,899,948, which represented 7.81% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,173,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$823,659	$-	$-	$5,068	$-	$828,727	$16,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Opportunity Trust

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.55%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $127,445,967 are held by TOB Trusts and serve as collateral for the $85,610,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	84.02%

General Obligation Bonds	12.79

Pre-Refunded Bonds	2.07

Other	1.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,128,340,591)	$1,142,301,200

Investments in affiliates, at value (Cost $821,786)	828,727

Receivable for:
Investments sold	555,595

Interest	11,944,708

Investment for trustee deferred compensation and retirement plans	40,728

Total assets	1,155,670,958

Liabilities:
Floating rate note obligations	85,610,000

Variable rate muni term preferred shares ($0.01 par value, 3,124 shares issued with liquidation preference of $100,000 per share)	312,343,717

Payable for:
Investments purchased	6,561,687

Dividends	233,952

Amount due custodian	8,149,340

Accrued fees to affiliates	65,266

Accrued interest expense	1,202,325

Accrued trustees’ and officers’ fees and benefits	641

Accrued other operating expenses	427,849

Trustee deferred compensation and retirement plans	81,682

Total liabilities	414,676,459

Net assets applicable to common shares	$740,994,499

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$847,184,651

Distributable earnings (loss)	(106,190,152)

$740,994,499

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,440,685

Net asset value per common share	$10.99

Market value per common share	$10.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Opportunity Trust

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$27,207,250

Dividends from affiliates	16,641

Total investment income	27,223,891

Expenses:
Advisory fees	3,191,984

Administrative services fees	55,235

Custodian fees	5,358

Interest, facilities and maintenance fees	10,152,028

Transfer agent fees	20,314

Trustees’ and officers’ fees and benefits	15,138

Registration and filing fees	33,037

Reports to shareholders	294,284

Professional services fees	146,742

Other	3,681

Total expenses	13,917,801

Less: Fees waived	(1,580)

Net expenses	13,916,221

Net investment income	13,307,670

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(707,455))	(1,524,002)

Change in net unrealized appreciation of:
Unaffiliated investment securities	6,123,154

Affiliated investment securities	5,068

6,128,222

Net realized and unrealized gain	4,604,220

Net increase in net assets resulting from operations applicable to common shares	$17,911,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31, 2024	February 29, 2024

Operations:
Net investment income	$13,307,670	$27,755,117

Net realized gain (loss)	(1,524,002)	(14,445,927)

Change in net unrealized appreciation	6,128,222	43,485,451

Net increase from payments by affiliates	–	383,433

Net increase in net assets resulting from operations applicable to common shares	17,911,890	57,178,074

Distributions to common shareholders from distributable earnings	(20,434,527)	(27,903,518)

Return of capital applicable to common shares	–	(765,517)

Total distributions	(20,434,527)	(28,669,035)

Net increase (decrease) in net assets applicable to common shares	(2,522,637)	28,509,039

Net assets applicable to common shares:
Beginning of period	743,517,136	715,008,097

End of period	$740,994,499	$743,517,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Opportunity Trust

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$17,911,890

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(64,289,739)

Proceeds from sales of investments	96,219,801

Purchases of short-term investments, net	(3,026,016)

Amortization (accretion) of premiums and discounts, net	(1,045,392)

Net realized loss from investment securities	1,524,002

Net change in unrealized appreciation on investment securities	(6,128,222)

Change in operating assets and liabilities:

Decrease in receivables and other assets	271,597

Increase in accrued expenses and other payables	175,062

Net cash provided by operating activities	41,612,983

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	7,877,066

Dividends paid to common shareholders from distributable earnings	(20,265,049)

Decrease in VMTP Shares, at liquidation value	(55,200,000)

Proceeds from TOB Trusts	31,900,000

Repayment of TOB Trusts	(5,925,000)

Net cash provided by (used in) financing activities	(41,612,983)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$10,232,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Opportunity Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended			Year Ended
	August 31,		February 29,		February 28,			February 29,
	2024		2024		2023	2022	2021	2020
Net asset value per common share, beginning of period	$ 11.02		$ 10.60		$ 12.80	$ 13.46	$ 13.94	$ 12.88
Net investment income (a)	0.20		0.41		0.49	0.60	0.64	0.57
Net gains (losses) on securities (both realized and unrealized)	0.07		0.44		(2.15)	(0.62)	(0.51)	1.09
Total from investment operations	0.27		0.85		(1.66)	(0.02)	0.13	1.66
Less:
Dividends paid to common shareholders from net investment income	(0.30)		(0.42)		(0.50)	(0.64)	(0.61)	(0.58)
Return of capital	–		(0.01)		(0.04)	–	–	(0.02)
Total distributions	(0.30)		(0.43)		(0.54)	(0.64)	(0.61)	(0.60)
Net asset value per common share, end of period	$ 10.99		$ 11.02		$ 10.60	$ 12.80	$ 13.46	$ 13.94
Market value per common share, end of period	$ 10.05		$ 9.61		$ 9.45	$ 11.87	$ 13.01	$ 12.55
Total return at net asset value (b)	2.82%		8.84	% (c)	(12.67)%	(0.28)%	1.44%	13.55%
Total return at market value (d)	7.82%		6.46%		(16.05)%	(4.33)%	8.91%	11.02%
Net assets applicable to common shares, end of period (000’s omitted)	$740,994		$743,517		$715,008	$863,390	$907,693	$939,563
Portfolio turnover rate (e)	5%		36%		42%	13%	20%	9%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.75	% (f)	3.68%		2.84%	1.55%	1.86%	2.58%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.02	% (f)	0.95%		0.99%	0.93%	0.99%	0.97%
Without fee waivers and/or expense reimbursements	3.75	% (f)	3.68%		2.84%	1.55%	1.86%	2.58%
Ratio of net investment income to average net assets	3.58	% (f)	3.86%		4.43%	4.39%	4.80%	4.24%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$312,400		$367,600		$367,600	$367,600	$367,600	$367,600
Asset coverage per preferred share (g)	$337,194		$302,263		$294,507	$334,872	$346,924	$355,594
Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.74%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Municipal Opportunity Trust

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A .	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B .
Securities Transactions and Investment Income –
Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C .
Country Determination –
For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D .
Distributions –
The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E .
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

27	Invesco Municipal Opportunity Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F .
Interest, Facilities and Maintenance Fees –
Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G .
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H .
Indemnifications –
Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I .
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J .
Floating Rate Note Obligations –
The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K .
Other Risks –
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax

28	Invesco Municipal Opportunity Trust

treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
 Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
 The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated investments by the Trust.
 For the six months ended August 31, 2024, the Adviser waived advisory fees of $1,580.
 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
 Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
 The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,141,857,458	$443,742	$1,142,301,200

Exchange-Traded Funds	828,727	–	–	828,727

Total Investments	$828,727	$1,141,857,458	$443,742	$1,143,129,927

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $23,881,290 and securities sales of $21,462,041, which resulted in net realized gains (losses) of $(707,455).

29	Invesco Municipal Opportunity Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
 Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $74,336,429 and 5.56%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
 The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$56,249,885	$54,124,443	$110,374,328

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $59,721,895 and $96,775,033, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 37,229,118
Aggregate unrealized (depreciation) of investments	(24,326,847)

Net unrealized appreciation of investments	$ 12,902,271

 Cost of investments for tax purposes is $1,130,227,656.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2024	2024

Beginning shares	67,440,685	67,440,685

Shares issued through dividend reinvestment	–	–

Ending shares	67,440,685	67,440,685

 The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-VMO
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	3,676	12/01/2024	06/15/2029

 VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. On May 31, 2024, the Trust redeemed 552 Series
2015/6-VMO
VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 1, 2024, the redemption price, including accumulated but unpaid dividends, to holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. Effective June 1, 2024, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2027, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a

30	Invesco Municipal Opportunity Trust

redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
 The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
 Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $339,700,000 and 4.59%, respectively.
 The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
 The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0625	September 17, 2024	September 30, 2024

October 1, 2024	$0.0625	October 16, 2024	October 31, 2024

31	Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunity Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period. (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of

32	Invesco Municipal Opportunity Trust

the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts. The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33	Invesco Municipal Opportunity Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	48,701,940.63	12,819,815.86
	Robert C. Troccoli	48,661,580.50	12,860,175.99
	Carol Deckbar	48,728,055.63	12,793,700.86
	Douglas Sharp	48,741,985.50	12,779,770.99
(2)	Elizabeth Krentzman	3,124.00	0.00
	Robert C. Troccoli	3,124.00	0.00
	Carol Deckbar	3,124.00	0.00
	Douglas Sharp	3,124.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	28,810,108.70	9,469,548.09	1,185,442.71
(b)	To amend the fundamental investment restriction regarding borrowing	28,540,556.78	9,710,916.01	1,213,627.71
(c)	To amend the fundamental investment restriction regarding issuing senior securities	28,670,685.25	9,509,611.11	1,284,803.13
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	28,558,200.35	9,652,400.34	1,254,501.80
(e)	To amend the fundamental investment restriction regarding lending	28,573,511.35	9,629,343.43	1,262,245.71
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	28,471,757.65	9,785,826.13	1,207,515.71
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	28,525,769.99	9,745,706.80	1,193,622.71
(h)	To amend the fundamental investment restriction regarding industry concentration	28,625,314.34	9,598,272.02	1,241,516.13
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	28,311,042.03	9,864,081.81	1,289,975.65
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	28,524,937.84	9,633,181.81	1,306,978.84
(c)	To remove the fundamental investment restriction regarding investing for control or management	28,609,745.18	9,529,734.05	1,325,619.26
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	28,593,410.64	9,467,608.38	1,334,508.84
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	28,729,826.70	9,479,822.95	1,255,446.84
(f)	To remove the fundamental investment restriction regarding investing for short-term profits	28,888,213.17	9,279,086.48	1,297,799.84

34	Invesco Municipal Opportunity Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov. Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06567	VK-CE-MOPP-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024